Supplementary Information to the Statements of Operations and Cash Flows (Schedule of Cash Paid for Interest and Income Taxes, and Noncash Investing and Financial Activities) (Details) (JPY ¥)
In Millions
12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplementary Information to the Statements of Operations and Cash Flows
Interest	¥ 28,308	¥ 26,301	¥ 19,627
Income taxes	75,872	51,441	95,198
Capital lease	¥ 5,777	¥ 37,505	¥ 12,235